Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Voya Global Value Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Global Value Advantage Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The Portfolio may invest without limit in countries with developing or emerging markets. The Portfolio does not limit its investments to companies in any particular market capitalization range.

The Portfolio may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the Portfolio’s investment objectives and principal investment strategies.

The Portfolio may focus its investments in the financial services sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct an actively managed equity strategy designed to identify high quality dividend income securities focusing on both sustainability and growth of yield, as well as our proprietary fundamental research capabilities. The Sub-Adviser seeks to construct a portfolio with a gross dividend yield that exceeds the average dividend yield of the companies in the MSCI All Country World IndexSM. The Sub-Adviser utilizes a valuation based screening process to assist in selection of companies according to criteria which include the following:
  an above average dividend yield and stability and growth of dividend; and
  companies which are profitable and have achieved an above average cash flow.
The Sub-Adviser, from time to time, may select securities which do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Focused Investing    To the extent that the Portfolio invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class ADV shares. Other class shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

		Because Class I, Class S2, and Class T shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2014, no performance information for Class I, Class S2, and Class T shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class I, Class S2, and Class T shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2014, no performance information for Class I, Class S2, and Class T shares is provided below.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 24.14% and Worst quarter: 1st, 2009, -17.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Voya Global Value Advantage Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.56%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.12%	[1]
1 Yr	rr_ExpenseExampleYear01	114
3 Yrs	rr_ExpenseExampleYear03	356
5 Yrs	rr_ExpenseExampleYear05	617
10 Yrs	rr_ExpenseExampleYear10	1,363
1 Yr	rr_ExpenseExampleNoRedemptionYear01	114
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	356
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	617
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,363
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	29.55%
2010	rr_AnnualReturn2010	5.80%
2011	rr_AnnualReturn2011	(4.18%)
2012	rr_AnnualReturn2012	14.74%
2013	rr_AnnualReturn2013	13.46%
2014	rr_AnnualReturn2014	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.03%)
1 Yr	rr_AverageAnnualReturnYear01	4.65%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.67%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2008	[4]
Voya Global Value Advantage Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.56%	[1],[2],[5]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1],[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%	[1],[5]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3],[5]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.62%	[1],[5]
1 Yr	rr_ExpenseExampleYear01	63
3 Yrs	rr_ExpenseExampleYear03	199
5 Yrs	rr_ExpenseExampleYear05	346
10 Yrs	rr_ExpenseExampleYear10	774
1 Yr	rr_ExpenseExampleNoRedemptionYear01	63
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	199
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	346
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	774
Voya Global Value Advantage Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.56%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.87%	[1]
1 Yr	rr_ExpenseExampleYear01	89
3 Yrs	rr_ExpenseExampleYear03	278
5 Yrs	rr_ExpenseExampleYear05	482
10 Yrs	rr_ExpenseExampleYear10	1,073
1 Yr	rr_ExpenseExampleNoRedemptionYear01	89
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	278
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	482
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,073
1 Yr	rr_AverageAnnualReturnYear01	4.87%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.90%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2008	[4]
Voya Global Value Advantage Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.56%	[1],[2],[5]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1],[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[1],[5]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3],[5]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.02%	[1],[5]
1 Yr	rr_ExpenseExampleYear01	104
3 Yrs	rr_ExpenseExampleYear03	336
5 Yrs	rr_ExpenseExampleYear05	597
10 Yrs	rr_ExpenseExampleYear10	1,345
1 Yr	rr_ExpenseExampleNoRedemptionYear01	104
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	336
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	597
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,345
Voya Global Value Advantage Portfolio | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.56%	[1],[2],[5]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1],[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.37%	[1],[5]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[3],[5]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.22%	[1],[5]
1 Yr	rr_ExpenseExampleYear01	124
3 Yrs	rr_ExpenseExampleYear03	404
5 Yrs	rr_ExpenseExampleYear05	721
10 Yrs	rr_ExpenseExampleYear10	1,619
1 Yr	rr_ExpenseExampleNoRedemptionYear01	124
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	404
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	721
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,619
Voya Global Value Advantage Portfolio | MSCI ACW Index℠ | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.16%	[4],[6]
5 Yrs	rr_AverageAnnualReturnYear05	9.17%	[4],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[4],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%	[4],[6]
Voya Global Value Advantage Portfolio | MSCI ACW Index℠ | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.16%	[4],[6]
5 Yrs	rr_AverageAnnualReturnYear05	9.17%	[4],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[4],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%	[4],[6]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The portion of the management fee attributable to the advisory services is 0.46% and the portion of the management fee attributable to the administrative services is 0.10%.
[3]	The adviser is contractually obligated to limit expenses to 1.34%, 0.84%, 1.09%, 1.24%, and 1.44% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively, through May 1, 2017. This limitation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.14%, 0.64%, 0.89%, 1.04%, and 1.24% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively through May 1, 2017. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The distributor is contractually obligated to waive 0.10% and 0.15% of the distribution fee for Class S2 and Class T shares, respectively, through May 1, 2017. Termination or modification of these obligations requires approval by the Portfolio's board.
[4]	Prior to July 12, 2013, the Portfolio had a different investment objective and principal investment strategies.
[5]	Based on Class ADV shares' expenses adjusted for contractual differences.
[6]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.